Summary Of Stock Options Activity (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Shares Subject to Outstanding Options
Outstanding at the beginning of period	103,760	121,983
Options granted		15,094
Options exercised	(78)	(19)
Options forfeited	(3,404)	(11,139)
Options expired	(10,669)	(22,159)
Outstanding as end of period	89,609	103,760	121,983
Vested and expected to vest	89,305	103,288	121,224
Exercisable	81,951	87,849	100,526
Weighted-Average Exercise Price of Options
Outstanding at the beginning of period	$ 34.19	$ 35.77
Options granted		$ 4.77
Options exercised	$ 4.77	$ 15.90
Options forfeited	$ 10.35	$ 14.31
Options expired	$ 31.33	$ 33.39
Outstanding as end of period	$ 35.15	$ 34.19	$ 35.77
Vested and expected to vest	$ 35.25	$ 34.19	$ 35.77
Exercisable	$ 37.92	$ 38.96	$ 39.75
Remaining contractual Term (Years)
Outstanding	4 years 4 days	4 years 5 months 5 days	4 years 6 months 29 days
Vested and expected to vest	4 years	4 years 4 months 28 days	4 years 6 months 18 days
Exercisable	3 years 7 months 13 days	3 years 10 months 2 days	3 years 10 months 13 days
Aggregate Intrinsic Value (In Thousands)
Outstanding	$ 0	$ 0	$ 3
Vested and expected	0	0	3
Exercisable	$ 0	$ 0	$ 2